Hotchkis & Wiley Global Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Aerospace & Defense - 0.7%
Airbus SE	1,300	$245,796

Air Freight & Logistics - 1.0%
FedEx Corp.	970	345,495

Automobile Components - 1.4%
Magna International, Inc.	8,961	500,113

Automobiles - 2.0%
General Motors Co.	6,600	491,700
Mercedes-Benz Group AG	3,600	221,267
		712,967

Banks - 8.8%
Banca Monte dei Paschi di Siena SpA	40,300	351,640
BNP Paribas SA	6,656	634,078
Citigroup, Inc.	2,900	328,889
Popular, Inc.	3,040	407,877
Truist Financial Corp.	6,000	275,820
US Bancorp	14,000	728,140
Wells Fargo & Co.	4,300	342,323
		3,068,767

Beverages - 2.2%
Heineken Holding NV	10,900	775,716

Capital Markets - 3.3%
Julius Baer Group Ltd.	10,700	787,028
State Street Corp.	2,800	354,368
		1,141,396

Chemicals - 5.5%
Akzo Nobel NV	15,400	885,279
Nippon Sanso Holdings Corp.	14,700	521,238
PPG Industries, Inc.	4,600	491,648
		1,898,165

Communications Equipment - 6.4%
F5, Inc. (a)	3,550	1,027,122
Telefonaktiebolaget LM Ericsson - ADR	105,572	1,189,796
		2,216,918

Electronic Equipment, Instruments & Components - 1.1%
CDW Corp.	3,100	375,162

Energy Equipment & Services - 2.3%
SLB Ltd.	15,300	786,267

Financial Services - 1.7%
Corebridge Financial, Inc.	1,700	40,562
Euronet Worldwide, Inc. (a)	3,400	225,658
Fiserv, Inc. (a)	6,100	340,380
		606,600

Food Products - 2.9%
Kraft Heinz Co.	14,400	323,856
Mondelez International, Inc. - Class A	12,100	697,444
		1,021,300

Ground Transportation - 1.7%
U-Haul Holding Co.	12,915	576,913

Health Care Equipment & Supplies - 4.8%
GE HealthCare Technologies, Inc.	13,640	970,895
Koninklijke Philips NV	12,948	354,159
Medtronic PLC	3,800	329,270
		1,654,324

Health Care Providers & Services - 7.0%
Elevance Health, Inc.	4,004	1,172,171
Humana, Inc.	2,200	381,458
UnitedHealth Group, Inc.	3,200	865,888
		2,419,517

Hotels, Restaurants & Leisure - 2.0%
Accor SA	14,800	709,858

Household Products - 1.9%
Henkel AG & Co. KGaA	9,200	660,843

Industrial Conglomerates - 1.5%
Siemens AG	2,100	511,634

Insurance - 2.8%
American International Group, Inc.	12,969	975,917

Interactive Media & Services - 1.0%
Alphabet, Inc. - Class A	1,180	339,321

Machinery - 4.5%
CNH Industrial NV	72,900	801,900
Cummins, Inc.	640	344,333
PACCAR, Inc.	3,600	415,800
		1,562,033

Media - 5.0%
Comcast Corp. - Class A	32,300	927,333
Omnicom Group, Inc.	4,600	346,426
WPP PLC	149,100	466,303
		1,740,062

Multi-Utilities - 3.3%
Dominion Energy, Inc.	8,800	544,016
National Grid PLC	35,400	597,551
		1,141,567

Oil, Gas & Consumable Fuels - 5.7%
APA Corp.	18,500	785,140
Ovintiv, Inc.	5,700	338,352
Shell PLC - ADR	9,200	855,600
		1,979,092

Passenger Airlines - 1.3%
Qantas Airways Ltd.	79,000	464,066

Personal Care Products - 0.7%
Unilever PLC	4,389	240,946

Pharmaceuticals - 1.5%
GSK PLC - ADR	9,200	507,748

Professional Services - 0.8%
Randstad NV	11,400	297,540

Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,600	540,720

Software - 8.9%
Salesforce, Inc.	4,200	784,014
SAP SE - ADR	4,100	701,961
Workday, Inc. - Class A (a)	12,320	1,600,614
		3,086,589

Wireless Telecommunication Services - 0.9%
Vodafone Group PLC - ADR	20,800	312,416
TOTAL COMMON STOCKS (Cost $30,483,692)		33,415,768

PREFERRED STOCKS - 0.9%	Shares	Value
Automobiles - 0.9%
Bayerische Motoren Werke AG, 0.00%	3,100	285,363
TOTAL PREFERRED STOCKS (Cost $210,177)		285,363

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (b)	1,024,847	1,024,847
TOTAL MONEY MARKET FUNDS (Cost $1,024,847)		1,024,847

TOTAL INVESTMENTS - 99.9% (Cost $31,718,716)		34,725,978
Other Assets in Excess of Liabilities - 0.1%		42,283
TOTAL NET ASSETS - 100.0%		$34,768,261

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hotchkis & Wiley Global Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,690,826	$8,724,942	$–	$33,415,768
Preferred Stocks	–	285,363	–	285,363
Money Market Funds	1,024,847	–	–	1,024,847
Total Investments	$25,715,673	$9,010,305	$–	$34,725,978

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2026
(% of Net Assets)
United States	$19,674,595	56.6%
United Kingdom	2,980,564	8.6
Germany	2,381,068	6.8
Netherlands	2,312,694	6.7
France	1,589,732	4.6
Sweden	1,189,796	3.4
Switzerland	787,028	2.3
Taiwan	540,720	1.6
Japan	521,238	1.5
Canada	500,113	1.4
Australia	464,066	1.3
Puerto Rico	407,877	1.2
Italy	351,640	1.0
Cash and Other	1,067,130	3.0
	$34,768,261	100.0%